Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 455,243	$ 511,659
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	150,534	156,129
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	147,027	152,381
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,507	3,748
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	278,229	334,652
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	229,225	284,601
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	49,004	50,051
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 26,480	$ 20,878